UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  November 30, 2010

Date of reporting period:  May 31, 2010

Item 1. Report to Stockholders.

PIA Funds

– PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

– PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2010

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2010 for the following series of the PIA Mutual Funds for which Pacific Income Advisers (“PIA”) is the adviser: the BBB Bond Fund and the MBS Bond Fund.

Economic growth continued for the third quarter in a row. First quarter reported Gross Domestic Product (GDP) was +3.0% compared to +0.1% for the year of 2009. At the same time the unemployment rate remained at the elevated level of 9.7%. Year over year change in the Consumer Price Index (CPI) for recent months was a little over 2%. The Federal Reserve maintained their Fed Funds rate at 0-25 basis points (bp) for the period. Yields on 6 month treasury bills increased 7 bp while yields on 5 and 30 year treasuries increased by 9 bp and 2 bp, respectively. These slight increases in yields included a relatively large rally in May when 5 and 30 year treasury yields declined around 30 bp mainly due to a flight to quality from equities, sovereign and high yield bond markets. Interest rate spreads over treasuries on corporate bonds increased 10 bp during the period after a volatile month of May when spreads rose close to 50 bp.

We believe that the PIA BBB Bond Fund and MBS Bond Fund provide our clients with a very cost effective means of investing in a broadly diversified portfolio of BBB rated bonds or agency mortgage backed bonds because, as described in our prospectus, PIA pays all expenses incurred by each Fund so our clients incur no additional expense relative to their investment in the Fund.

PIA BBB Bond Fund
The return of the BBB Bond Fund for the six month period ending May 31 was 3.18% compared to the Barclays Capital U.S. Credit Baa Bond Index return of 3.62%. The Fund’s return was lower than the index partly due to its emphasis on more liquid issues. The Fund seeks to approximate the return on the index due to a strategy of having a broad diversification of issuers, industry sectors and range of maturities. The bonds held in the Fund represent over one hundred and forty different issuers. Interest rate spreads on Baa bonds over comparable maturity U.S. Treasuries narrowed from 264 basis points at the end of November 2009 to 230 basis points in May 2010.

PIA MBS Bond Fund
The return of the MBS Bond Fund for the six month period ending May 31 was 1.85% compared to the Barclays Capital U.S. MBS Fixed Rate Index return of 1.87%. Spreads over U.S. treasuries on mortgage securities were relatively stable during the period. The Fund’s slightly shorter duration and emphasis on higher coupon agency MBS helped the return.

Please take a moment to review your Fund(s)’ statement of assets and the results of operations for the six month period ended May 31. We look forward to reporting to you again with the annual report dated November 2010.

Lloyd McAdams
Chairman of the Board

Please refer to the following page for important disclosure information.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual Fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by Standard & Poor’s, Moody’s Investors Service, and Fitch Investors Service. Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

The Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers. The Barclays Capital U.S. MBS Fixed Rate Index (The MBS Index) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria. You cannot invest directly in an index.

The consumer price index (CPI) is a measure estimating the average price of consumer goods and services purchased by households.  CPI measures a price change for a constant market basket of goods and services from one period to the next within the same area (city, region, or nation).  The CPI is determined by measuring the price of a standard group of goods meant to represent the typical market basket of a typical urban consumer.

Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2010
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/09 – 5/31/10).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and the PIA MBS Bond Fund.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/09	Value 5/31/10	Period 12/1/09 – 5/31/10*
PIA BBB Bond Fund
Actual	$1,000.00	$1,031.80	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00
PIA MBS Bond Fund
Actual	$1,000.00	$1,018.50	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*
Expenses are equal to the Funds’ annualized expense ratios of 0.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2010
(Unaudited)

Investments by Sector
As a Percentage of Net Assets

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2010
(Unaudited)

Investments by Issuer
As a Percentage of Net Assets

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2010
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 94.1%

Aerospace/Defense 0.5%
	Northrop Grumman Corp.
$1,534,000	7.75%, due 2/15/31	$1,992,319

Agricultural Chemicals 0.4%
	Potash Corporation
	of Saskatchewan
1,430,000	5.875%, due 12/1/36	1,478,531

Airlines 0.2%
	Continental Airlines, Inc.
677,780	5.983%, due 10/19/23	674,391

Appliances 0.3%
	Whirlpool Corp.
940,000	5.50%, due 3/1/13	1,002,290

Automobile Manufacturers 1.0%
	DaimlerChrysler NA
2,710,000	6.50%, due 11/15/13	3,019,141
500,000	8.50%, due 1/18/31	629,696
		3,648,837
Banks 3.5%
	Capital One Financial Corp.
3,805,000	6.15%, due 9/1/16	3,985,593
	Fifth Third Bancorp
2,300,000	4.50%, due 6/1/18	2,153,104
425,000	8.25%, due 3/1/38	454,870
	Key Bank NA
1,500,000	5.80%, 7/1/14	1,593,092
	Marshall & Ilsley Bank
500,000	4.85%, 6/16/15	473,922
	Regions Financial Corp.
375,000	7.50%, due 5/15/18	381,325
250,000	6.45%, due 6/26/37	213,240
	Royal Bank of
	Scotland Group PLC
750,000	5.00%, due 10/1/14	706,167
	Suntrust Banks
2,600,000	6.00%, due 9/11/17	2,632,066
	UBS AG Preferred
	Funding Trust
400,000	6.243%, due 5/15/16 (a)	344,000
		12,937,379
Beverages 1.5%
	Anheuser-Busch
	Companies, Inc.
2,690,000	5.50%, due 1/15/18	2,883,984
1,430,000	6.45%, due 9/1/37	1,567,818
	Dr Pepper Snapple Group, Inc.
1,000,000	6.82%, due 5/1/18	1,170,608
		5,622,410
Broker 0.5%
	Goldman Sachs
	Capital II Preferred Trust
400,000	5.793%, due 6/1/12 (a)	308,000
	Jefferies Group, Inc.
550,000	6.25%, due 1/15/36	474,677
	Nomura Holdings, Inc.
1,000,000	6.70%, due 3/4/20	1,031,040
		1,813,717
Cable/Satellite 0.5%
	Direct TV Holdings
1,600,000	7.625%, due 5/15/16	1,730,074

Capital Goods 0.2%
	Vulcan Materials Co.
560,000	5.60%, due 11/30/12	605,115

Chemicals 1.2%
	Dow Chemical Co.
2,850,000	8.55%, due 5/15/19	3,385,595
1,040,000	7.375%, due 11/1/29	1,122,634
		4,508,229

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Principal Amount		Value

Construction 0.6%
	CRH America, Inc.
$2,118,000	6.00%, due 9/30/16	$2,309,209

Consumer Products 0.7%
	Clorox Co.
2,280,000	5.95%, due 10/15/17	2,568,156

Diversified Financial Services 0.4%
	Block Financial LLC
1,300,000	7.875%, due 1/15/13	1,463,287

Diversified Manufacturing 1.6%
	ITT Corp.
3,110,000	6.125%, due 5/1/19	3,464,210
	Ingersoll-Rand Global
	Holding Company Ltd.
560,000	6.875%, due 8/15/18	651,355
	Tyco Electronics Group SA
995,000	6.00%, due 10/1/12	1,073,611
	Tyco International Group SA
600,000	6.00%, due 11/15/13	668,634
		5,857,810
Electric Utilities 9.6%
	Ameren Corp.
700,000	8.875%, due 5/15/14	801,745
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14	1,877,096
	CenterPoint Energy, Inc.
1,510,000	7.00%, due 3/1/14	1,725,723
	Constellation Energy Group
1,000,000	7.60%, due 4/1/32	1,193,577
	Consumers Energy
3,295,000	5.50%, due 8/15/16	3,603,346
	Dominion Resources, Inc.
2,730,000	5.15%, due 7/15/15	2,973,808
620,000	5.95%, due 6/15/35	632,433
	DTE Energy Co.
600,000	6.375%, due 4/15/33	624,155
	Duke Energy Corp.
2,110,000	6.25%, due 6/15/18	2,359,908
	Exelon Corp.
2,675,000	4.90%, due 6/15/15	2,847,567
955,000	5.625%, due 6/15/35	897,480
	FirstEnergy Corp.
1,415,000	7.375%, due 11/15/31	1,465,871
	Indiana Michigan Power
1,050,000	6.05%, due 3/15/37	1,064,286
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19	1,539,838
	MidAmerican Energy
	Holdings Co.
2,000,000	6.125%, due 4/1/36	2,087,100
	Nevada Power Co.
1,430,000	6.50%, due 8/1/18	1,615,309
	NiSource Finance Corp.
1,715,000	5.40%, due 7/15/14	1,842,001
	Oncor Electric Delivery
1,055,000	7.00%, due 5/1/32	1,197,025
	PPL Energy Supply, LLC
1,420,000	6.40%, due 11/1/11	1,516,067
	PSEG Power, LLC
760,000	6.95%, due 6/1/12	834,231
	Puget Sound Energy, Inc.
2,550,000	6.274%, due 3/15/37	2,769,144
		35,467,710
Finance 0.8%
	SLM Corp.
1,930,000	5.375%, due 5/15/14	1,768,436
1,350,000	8.45%, due 6/15/18	1,229,444
		2,997,880
Finance – Credit Cards 0.2%
	American Express Co.
675,000	6.80%, due 9/1/66 (a)	642,937

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Principal Amount		Value

Food 5.0%
	ConAgra Foods, Inc.
$850,000	6.75%, due 9/15/11	$907,881
450,000	7.125%, due 10/1/26	513,621
	H.J. Heinz Finance Co.
925,000	6.625%, due 7/15/11	980,765
	Kraft Foods, Inc.
2,855,000	6.25%, due 6/1/12	3,119,938
3,415,000	6.50%, due 8/11/17	3,872,374
1,570,000	6.875%, due 2/1/38	1,748,438
	Kroger Co.
1,350,000	6.20%, due 6/15/12	1,461,788
920,000	6.15%, due 1/15/20	1,039,307
	Safeway, Inc.
1,310,000	6.35%, due 8/15/17	1,495,172
	Sara Lee Corp.
1,405,000	3.875%, due 6/15/13	1,475,879
	Yum! Brands, Inc.
1,425,000	6.25%, due 3/15/18	1,591,108
		18,206,271
Forest Products & Paper 0.5%
	International Paper Co.
1,405,000	7.95%, due 6/15/18	1,638,479

Gas Pipelines 1.0%
	Plains All American Pipeline, L.P.
3,430,000	6.50%, due 5/1/18	3,716,796

Health Care 2.4%
	Hospira, Inc.
3,495,000	5.55%, due 3/30/12	3,733,726
	Humana Inc.
2,655,000	7.20%, due 6/15/18	2,949,397
	McKesson Corp.
1,970,000	5.25%, due 3/1/13	2,117,638
		8,800,761
Hotels 0.3%
	Marriott International, Inc.
900,000	5.625%, due 2/15/13	954,512

Insurance 4.0%
	Allstate Corp.
350,000	6.125%, due 5/15/37 (a)	308,000
	CIGNA Corp.
900,000	6.35%, due 3/15/18	991,273
165,000	6.15%, due 11/15/36	168,261
	CNA Financial Corp.
700,000	5.85%, due 12/15/14	722,121
	Genworth Financial, Inc.
700,000	5.75%, 6/15/14	694,535
	Hartford Financial
	Services Group
1,075,000	5.25%, due 10/15/11	1,105,804
	Lincoln National Corp.
1,300,000	8.75%, due 7/1/19	1,602,125
	Marsh & McLennan Cos., Inc.
1,280,000	5.75%, due 9/15/15	1,360,750
	MetLife, Inc.
1,005,000	6.40%, due 12/15/66	874,350
	Protective Life Corp.
350,000	7.375%, due 10/15/19	383,819
	Prudential Financial, Inc.
2,765,000	5.10%, due 9/20/14	2,933,831
1,030,000	6.625%, due 12/1/37	1,082,510
	Willis North America Inc.
1,365,000	6.20%, due 3/28/17	1,403,107
	XL Capital Ltd.
900,000	5.25%, due 9/15/14	948,973
		14,579,459
Media 8.5%
	Comcast Corp.
2,615,000	6.50%, due 1/15/17	2,930,631
3,600,000	7.05%, due 3/15/33	4,023,792
	Cox Communications, Inc.
3,440,000	7.125%, due 10/1/12	3,831,162
	News America, Inc.
750,000	5.30%, due 12/15/14	819,575
3,275,000	6.20%, due 12/15/34	3,373,424

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Principal Amount		Value

Media 8.5% (continued)
	Time Warner, Inc.
$690,000	9.125%, due 1/15/13	$803,393
4,760,000	7.625%, due 4/15/31	5,487,999
	Time Warner Cable, Inc.
4,660,000	5.40%, due 7/2/12	4,997,631
	Time Warner Entertainment
	Company, L.P.
2,360,000	8.375%, due 7/15/33	2,870,029
	Viacom, Inc.
565,000	6.25%, due 4/30/16	635,042
755,000	7.875%, due 7/30/30	830,461
650,000	6.875%, due 4/30/36	706,434
		31,309,573
Medical Services 0.2%
	Medco Health Solutions, Inc.
700,000	7.125%, due 3/15/18	820,994

Metals 0.8%
	Alcoa Inc.
960,000	5.55%, due 2/1/17	937,234
1,360,000	5.95%, due 2/1/37	1,125,641
	Southern Copper Corp.
1,000,000	6.75%, due 4/16/40	997,778
		3,060,653
Mining 4.7%
	Barrick Gold Corp.
3,220,000	6.95%, due 4/1/19	3,756,539
	Freeport-McMoran C&G
1,715,000	8.375%, due 4/1/17	1,867,505
	Newmont Mining Corp.
3,250,000	5.125%, due 10/1/19	3,333,756
	Rio Tinto Finance USA, Ltd.
3,635,000	6.50%, due 7/15/18	4,026,046
755,000	7.125%, due 7/15/28	845,566
	Vale Overseas Limited
1,565,000	6.25%, due 1/23/17	1,684,280
1,615,000	6.875%, due 11/21/36	1,613,710
		17,127,402
Office Equipment 0.6%
	Xerox Corp.
2,086,000	6.40%, due 3/15/16	2,337,369

Oil & Gas 12.6%
	Anadarko Petroleum Corp.
2,080,000	5.95%, due 9/15/16	2,218,522
1,300,000	6.45%, due 9/15/36	1,234,571
	Canadian Natural Resources
985,000	6.00%, due 8/15/16	1,103,059
2,055,000	6.50%, due 2/15/37	2,188,688
	Devon Energy Corp.
785,000	7.95%, due 4/15/32	1,002,370
	Devon Financing Corp., U.L.C.
595,000	6.875%, due 9/30/11	636,060
	Encana Corp.
1,070,000	6.50%, due 8/15/34	1,151,039
	Encana Holdings Financial Corp.
925,000	5.80%, due 5/1/14	1,027,426
	Energy Transfer Partners LP
1,285,000	5.95%, due 2/1/15	1,369,418
620,000	7.50%, due 7/1/38	667,051
	Enterprise Products
2,375,000	5.60%, due 10/15/14	2,572,728
	Hess Corp.
575,000	8.125%, due 2/15/19	710,764
730,000	7.875%, due 10/1/29	895,328
	Kinder Morgan Energy Partners
1,710,000	5.125%, due 11/15/14	1,802,284
1,670,000	5.80%, due 3/15/35	1,516,352
	Marathon Oil Corp.
470,000	5.90%, due 3/15/18	506,833
810,000	6.60%, due 10/1/37	852,866
	Nexen, Inc.
1,060,000	6.40%, due 5/15/37	1,067,160
	Pemex Master Trust
1,400,000	5.75%, due 3/1/18	1,428,431
2,025,000	6.625%, due 6/15/35	1,994,619

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Principal Amount		Value

Oil & Gas 12.6% (continued)
	Petrobras International
	Finance Co.
$2,905,000	5.875%, due 3/1/18	$3,012,500
700,000	6.875%, due 1/20/40	705,984
	Smith International, Inc.
1,400,000	9.75%, due 3/15/19	1,900,776
	Suncor Energy, Inc.
700,000	6.10%, due 6/1/18	768,692
2,400,000	6.50%, due 6/15/38	2,512,502
	Talisman Energy
805,000	6.25%, due 2/1/38	830,043
	Transocean Inc.
2,620,000	6.00%, due 3/15/18	2,663,979
755,000	6.80%, due 3/15/38	719,082
	Valero Energy Corp.
610,000	6.875%, due 4/15/12	657,289
885,000	6.625%, due 6/15/37	847,518
	Weatherford International Ltd.
850,000	9.625%, due 3/1/19	1,042,482
1,090,000	6.50%, due 8/1/36	1,044,376
	XTO Energy, Inc.
2,000,000	5.00%, due 1/31/15	2,194,964
1,265,000	6.375%, due 6/15/38	1,473,664
		46,319,420
Pharmacy Services 0.3%
	Express Scripts, Inc.
1,000,000	6.25%, due 6/15/14	1,122,788

Pipelines 3.2%
	Enbridge Energy Partners, L.P.
700,000	5.20%, due 3/15/20	706,465
	ONEOK, Inc.
2,360,000	5.20%, due 6/15/15	2,467,014
	ONEOK Partners, LP
350,000	5.90%, due 4/1/12	373,819
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17	1,395,086
665,000	7.00%, due 10/15/28	703,024
	Texas Eastern Transmission Corp.
950,000	7.00%, due 7/15/32	1,087,723
	TransCanada Pipelines Limited
400,000	6.35%, due 5/15/67 (a)	363,365
	Williams Companies, Inc.
2,350,000	8.75%, due 3/15/32	2,806,708
	Williams Pipeline Partners LP
1,800,000	7.25%, due 2/1/17	2,034,718
		11,937,922
Printing 0.2%
	R. R. Donnelley & Sons Co.
700,000	6.125%, due 1/15/17	711,339

Real Estate Investment Trusts 2.4%
	Boston Properties, LP
1,625,000	6.25%, due 1/15/13	1,774,806
	Duke Realty LP
1,350,000	8.25%, due 8/15/19	1,541,330
	ERP Operating LP
1,345,000	5.25%, due 9/15/14	1,433,492
	Health Care Property
	Investors, Inc.
1,350,000	6.00%, due 1/30/17	1,387,004
	Healthcare Realty Trust
775,000	5.125%, due 4/1/14	797,790
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17	591,581
	ProLogis
1,290,000	5.75%, due 4/1/16	1,268,586
		8,794,589
Retail 1.7%
	CVS/Caremark Corp.
3,275,000	5.75%, due 6/1/17	3,577,610
	Home Depot, Inc.
925,000	5.25%, due 12/16/13	1,008,795
1,065,000	5.875%, due 12/16/36	1,050,881

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Principal Amount		Value

Retail 1.7% (continued)
	Staples, Inc.
$550,000	9.75%, due 1/15/14	$674,095
		6,311,381
Sovereign 7.8%
	Federal Republic of Brazil
3,210,000	11.00%, due 1/11/12	3,699,525
4,325,000	6.00%, due 1/17/17	4,707,762
5,460,000	7.125%, due 1/20/37	6,306,300
	Republic of Peru
1,190,000	8.375%, due 5/3/16	1,451,800
1,830,000	6.55%, due 3/14/37	1,981,890
	United Mexican States
2,520,000	5.875%, due 1/15/14	2,856,420
4,280,000	5.625%, due 1/15/17	4,611,700
2,878,000	6.75%, due 9/27/34	3,172,995
		28,788,392
Steel 0.6%
	Arcelormittal SA
2,000,000	9.00%, due 2/15/15	2,299,476

Technology 0.5%
	Motorola, Inc.
1,110,000	8.00%, due 11/1/11	1,192,739
850,000	6.625%, due 11/15/37	807,646
		2,000,385
Telecommunications 6.7%
	AT&T Broadband Corp.
2,684,000	8.375%, due 3/15/13	3,111,776
	British Telecom PLC
1,355,000	9.125%, due 12/15/10	1,411,468
1,520,000	5.15%, due 1/15/13	1,587,283
1,600,000	9.625%, due 12/15/30	2,004,360
	CenturyTel, Inc.
1,700,000	6.00%, due 4/1/17	1,687,833
	Deutsche Telekom
	International Finance
2,070,000	6.75%, due 8/20/18	2,329,483
1,345,000	8.75%, due 6/15/30	1,703,129
	Embarq Corp.
730,000	7.995%, due 6/1/36	737,843
	Qwest Corp.
2,550,000	8.875%, due 3/15/12	2,738,063
815,000	6.875%, due 9/15/33	749,800
	Rogers Wireless, Inc.
1,910,000	6.375%, due 3/1/14	2,148,784
	Telecom Italia Capital
3,200,000	5.25%, due 11/15/13	3,331,094
1,405,000	6.375%, due 11/15/33	1,246,152
		24,787,068
Tobacco 2.3%
	Altria Group, Inc.
2,770,000	9.70%, due 11/10/18	3,363,625
1,125,000	9.95%, due 11/10/38	1,443,056
	Reynolds American, Inc.
3,595,000	6.75%, due 6/15/17	3,800,264
		8,606,945
Transportation 2.7%
	Burlington Northern Santa Fe
870,000	6.75%, due 7/15/11	921,441
2,870,000	6.15%, due 5/1/37	3,069,172
	CSX Corp.
1,340,000	5.60%, due 5/1/17	1,453,234
	Norfolk Southern Corp.
1,300,000	5.257%, due 9/17/14	1,418,777
605,000	7.05%, due 5/1/37	711,337
	Union Pacific Corp.
2,075,000	6.15%, due 5/1/37	2,198,790
		9,772,751

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Principal Amount		Value

Utilities – Natural Gas 0.5%
	Sempra Energy
$1,800,000	6.00%, due 2/1/13	$1,965,188

Waste Disposal 0.9%
	Allied Waste North America, Inc.
1,995,000	6.875%, due 6/1/17	2,177,588
	Waste Management, Inc.
780,000	7.75%, due 5/15/32	956,838
		3,134,426
Total Corporate Bonds
(cost $321,469,886)		346,424,620

U.S. TREASURY NOTES 3.9%
	U.S. Treasury Notes
14,000,000	2.50%, due 3/31/15 (c)	14,299,684
Total U.S. Treasury Notes
(cost $14,034,611)		14,299,684

Shares

SHORT-TERM INVESTMENTS 0.4%
1,423,113	AIM STIT - Treasury
	Portfolio – Institutional
	Class, 0.06% (b) (c)	1,423,113
Total Short-Term Investments
(cost $1,423,113)		1,423,113

Total Investments
(cost $336,927,610)	98.4%	362,147,417
Other Assets less Liabilities	1.6%	5,787,502
TOTAL NET ASSETS	100.0%	$367,934,919

(a)	Variable rate security. Rate shown reflects the rate in effect at May 31, 2010.
(b)	Rate shown is the 7-day yield at May 31, 2010.
(c)	A portion of the security is segregated in connection with credit default swap contracts.

Credit Default Swaps on Credit Indices
Sell Protection
		Receive	Expiration	Notional	Unrealized
Counterparty	Reference Index	Fixed Rate	Date	Amount	Depreciation
Barclays Bank PLC	CDX.NA.IG.HVOL13	1.00%	12/20/14	$15,000,000	($14,945)

Country Allocation
Country	% of Net Assets

United States	76.6%
Canada	5.2%
Brazil	4.0%
Mexico	2.9%
Luxembourg	2.3%
Cayman Islands	2.2%
United Kingdom	1.5%
Switzerland	1.5%
Australia	1.3%
Netherlands	1.1%
Peru	0.9%
Japan	0.3%
Bermuda	0.2%
100.00%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2010
(Unaudited)

Principal Amount		Value

MORTGAGE-BACKED SECURITIES 88.5%

U.S. Government Agencies 88.5%
	FHLMC Pool
$198,263	4.50%, due 5/1/20, #G18052	$209,704
182,573	4.50%, due 3/1/21, #G18119	192,824
181,773	5.00%, due 3/1/21, #G18105	193,988
328,134	4.50%, due 5/1/21, #J01723	346,557
159,149	6.00%, due 6/1/21, #G18124	172,075
555,118	4.50%, due 9/1/21, #G12378	587,153
220,458	5.00%, due 11/1/21, #G18160	235,273
168,093	5.00%, due 2/1/22, #G12522	179,388
300,321	5.00%, due 2/1/22, #J04411	319,751
554,333	5.50%, due 3/1/22, #G12577	597,040
285,141	5.00%, due 7/1/22, #J05243	303,589
25,177	5.50%, due 5/1/35, #B31639	26,922
937,944	5.00%, due 8/1/35, #A36351	986,636
770,954	5.00%, due 10/1/35, #G01940	810,978
798,963	6.00%, due 1/1/36, #A42208	867,062
59,950	7.00%, due 1/1/36, #G02048	66,727
1,104,474	5.50%, due 2/1/36, #G02031	1,181,011
391,290	7.00%, due 8/1/36, #G08148	432,781
745,001	6.50%, due 9/1/36, #A54908	814,001
507,809	6.50%, due 11/1/36, #A54094	554,840
672,211	5.50%, due 2/1/37, #A57840	717,743
1,045,780	5.00%, due 5/1/37, #A60268	1,097,070
931,649	5.00%, due 6/1/37, #G03094	977,342
2,496,032	5.50%, due 6/1/37, #A61982	2,663,008
1,748,576	6.00%, due 6/1/37, #A62176	1,888,872
2,561,508	6.00%, due 6/1/37, #A62444	2,767,029
415,541	5.00%, due 7/1/37, #A63187	435,921
1,712,988	5.50%, due 8/1/37, #G03156	1,827,581
331,498	6.50%, due 8/1/37, #A70413	361,786
30,037	7.00%, due 8/1/37, #A70079	33,222
334,488	7.00%, due 9/1/37, #A65171	369,780
71,662	7.00%, due 9/1/37, #A65335	79,223
42,891	7.00%, due 9/1/37, #A65670	47,416
288,577	7.00%, due 9/1/37, #A65780	319,025
34,014	7.00%, due 9/1/37, #A65941	37,603
7,437	7.00%, due 9/1/37, #A66041	8,222
372,612	7.00%, due 9/1/37, #G03207	412,122
273,202	6.50%, due 11/1/37, #A68726	298,164
627,237	5.50%, due 4/1/38, #G04121	669,197
370,399	5.50%, due 5/1/38, #A77265	395,177
649,111	5.50%, due 5/1/38, #G04215	692,535
	FHLMC GOLD TBA (a)
10,300,000	5.00%, due 6/1/40	10,784,419
1,000,000	4.50%, due 6/15/40	1,020,312
	FNMA Pool
141,411	4.50%, due 10/1/20, #842732	149,594
349,584	4.50%, due 12/1/20, #813954	369,812
193,729	4.50%, due 2/1/21, #845437	204,939
275,662	5.00%, due 2/1/21, #865191	295,047
131,563	5.00%, due 5/1/21, #879112	140,281
421,692	4.50%, due 7/1/21, #845515	445,435
265,913	5.50%, due 10/1/21, #905090	286,358
242,269	5.00%, due 2/1/22, #900946	258,322
443,656	6.00%, due 2/1/22, #912522	479,768
557,066	5.00%, due 6/1/22, #937709	592,585
263,998	5.00%, due 7/1/22, #938033	280,831
302,328	5.00%, due 7/1/22, #944887	323,740
704,349	5.50%, due 7/1/22, #905040	757,513
10,703	7.00%, due 8/1/32, #650101	12,016
207,760	7.00%, due 6/1/35, #821610	230,524
75,418	7.00%, due 7/1/35, #826251	83,681
77,579	7.00%, due 9/1/35, #842290	86,079
82,460	4.50%, due 11/1/35, #256032	84,915
214,903	5.00%, due 12/1/35, #852482	225,781
33,291	7.00%, due 2/1/36, #865190	36,938
75,084	7.00%, due 4/1/36, #887709	83,275
2,039,514	5.00%, due 5/1/36, #745515	2,142,752
129,588	6.50%, due 7/1/36, #897100	141,408
138,326	7.00%, due 7/1/36, #887793	153,417
433,314	6.00%, due 8/1/36, #892925	468,555
766,853	6.50%, due 8/1/36, #878187	836,798
476,231	5.00%, due 9/1/36, #893621	499,444
231,555	7.00%, due 9/1/36, #900964	256,817

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 88.5% (continued)
	FNMA Pool (continued)
$645,060	5.50%, due 10/1/36, #831845	$689,103
502,567	5.50%, due 10/1/36, #893087	536,881
633,368	6.00%, due 10/1/36, #897174	684,879
599,167	5.50%, due 12/1/36, #256513	640,076
4,399	6.50%, due 12/1/36, #920162	4,800
155,975	7.00%, due 1/1/37, #256567	172,991
1,133,465	5.50%, due 2/1/37, #256597	1,210,854
439,165	6.00%, due 2/1/37, #909357	474,058
16,496	7.00%, due 2/1/37, #915904	18,296
706,351	5.50%, due 3/1/37, #256636	753,766
430,820	6.50%, due 5/1/37, #917052	469,442
2,872,726	5.50%, due 6/1/37, #918554	3,065,562
567,720	5.50%, due 6/1/37, #918705	605,829
2,259,420	6.00%, due 6/1/37, #888413	2,438,938
1,845,666	6.00%, due 6/1/37, #917129	1,992,310
233,085	7.00%, due 6/1/37, #256774	258,574
139,777	7.00%, due 6/1/37, #940234	155,063
356,722	5.00%, due 7/1/37, #944534	373,924
658,389	5.50%, due 10/1/37, #954939	702,584
837,996	6.00%, due 12/1/37, #965488	904,577
2,075,490	5.50%, due 2/1/38, #961691	2,214,810
427,796	6.00%, due 6/1/38, #984764	461,518
	FNMA TBA (a)
14,500,000	5.00%, due 6/12/38	15,179,688
2,000,000	4.50%, due 6/1/40	2,041,250
	GNMA Pool
38,126	7.00%, due 9/15/35, #647831	42,148
235,030	5.00%, due 10/15/35, #642220	249,292
159,998	5.00%, due 11/15/35, #550718	169,708
171,485	5.50%, due 11/15/35, #650091	185,098
123,397	5.50%, due 12/15/35, #646307	133,193
199,004	5.50%, due 4/15/36, #652534	214,429
202,463	6.50%, due 6/15/36, #652593	221,554
182,478	5.50%, due 7/15/36, #608993	196,622
434,416	6.50%, due 10/15/36, #646564	475,380
362,643	6.00%, due 11/15/36, #617294	393,797
259,074	6.50%, due 12/15/36, #618753	283,504
623,016	5.50%, due 2/15/37, #658419	670,235
1,052,513	6.00%, due 4/15/37, #668411	1,140,959
1,008,907	5.00%, due 8/15/37, #671463	1,066,978
767,540	6.00%, due 10/15/37, #664379	832,039
403,033	5.50%, due 8/15/38, #677224	433,327
531,122	5.50%, due 8/15/38, #691314	571,044
	GNMA TBA (a)
4,000,000	4.50%, due 6/15/39	4,106,248
6,000,000	5.00%, due 6/1/40	6,324,378
2,000,000	5.50%, due 6/15/40	2,145,000
		102,812,400
Total Mortgage-Backed Securities
(cost $97,471,223)		102,812,400

U.S. GOVERNMENT INSTRUMENTALITIES

U.S. Treasury Notes 3.3%
	U.S. Treasury Note
1,000,000	0.75%, due 11/30/11	1,001,680
2,600,000	4.25%, due 11/15/17	2,852,892
Total U.S. Government Instrumentalities
(cost $3,745,724)		3,854,572

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Shares/
Principal Amount		Value

SHORT-TERM INVESTMENTS 40.6%
8,912,081	AIM STIT - Treasury
	Portfolio – Institutional
	Class, 0.06% (b)	$8,912,081
11,219,335	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.08% (b)	11,219,335
$17,000,000	U.S. Treasury Bill, 0.20%,
	due 11/18/10 (c)	16,983,952
10,000,000	U.S. Treasury Bill, 0.29%,
	due 4/7/11 (c)	9,975,460
Total Short-Term Investments
(cost $47,080,686)		47,090,828
Total Investments
(cost $148,297,633)	132.4%	153,757,800
Liabilities less Other Assets	(32.4)%	(37,589,151)
TOTAL NET ASSETS	100.0%	$116,168,649

(a)	Security purchased on a when-issued basis. As of May 31, 2010, the total cost of investments purchased on a when-issued basis was $41,165,891 or 35.4% of total net assets.
(b)	Rate shown is the 7-day yield at May 31, 2010.
(c)	Rate shown is the discount rate at May 31, 2010.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2010
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $336,927,610 and $148,297,633, respectively)	$362,147,417	$153,757,800
Receivable for fund shares sold	518,580	1,261,975
Receivable for securities sold	—	2,000,000
Interest receivable	5,755,600	304,293
Due from investment adviser (Note 4)	36,413	17,775
Prepaid expenses	53,535	28,699
Total assets	368,511,545	157,370,542

Liabilities:
Payable for securities purchased	—	41,165,891
Payable for fund shares redeemed	150,670	6,733
Swap payments received	356,707	—
Unrealized loss on swap contracts	14,945	—
Administration fees	7,200	3,664
Custody fees	4,967	3,461
Transfer agent fees and expenses	12,995	3,544
Fund accounting fees	17,738	8,340
Audit fees	8,820	8,820
Chief Compliance Officer fee	822	561
Accrued expenses	1,762	879
Total liabilities	576,626	41,201,893
Net Assets	$367,934,919	$116,168,649

Net Assets Consist of:
Paid-in capital	$353,356,961	$109,805,599
Undistributed net investment income	387,256	168,091
Accumulated net realized gain/(loss) on investments	(11,014,160)	734,792
Net unrealized appreciation/(depreciation) on:
Investments	25,219,807	5,460,167
Swap contracts	(14,945)	—
Net Assets	$367,934,919	$116,168,649

Net Asset Value, Offering Price and Redemption Price Per Share	$9.74	$10.03

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	37,759,456	11,586,163

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2010
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$9,872,749	$2,026,331
Total investment income	9,872,749	2,026,331

Expenses:
Fund accounting fees (Note 4)	52,401	25,485
Transfer agent fees and expenses (Note 4)	42,179	10,712
Administration fees (Note 4)	39,917	22,200
Registration fees	21,310	12,102
Custody fees (Note 4)	14,225	9,295
Audit fees	8,819	8,819
Insurance	8,063	3,475
Trustees’ fees	5,603	3,882
Legal fees	4,262	3,824
Reports to shareholders	3,747	948
Chief Compliance Officer fee (Note 4)	3,175	2,116
Miscellaneous	7,448	4,135
Total expenses	211,149	106,993
Less: Expense reimbursement from adviser (Note 4)	(211,149)	(106,993)
Net expenses	—	—
Net investment income	9,872,749	2,026,331

Realized and Unrealized Gain/(Loss) on Investments and Swap Contracts:
Net realized gain on:
Investments	1,771,064	745,686
Swap contracts	130,042	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(240,396)	(742,255)
Swap contracts	51,988	—
Net gain on investments and swap contracts	1,712,698	3,431
Net increase in net assets resulting from operations	$11,585,447	$2,029,762

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Six Months		Six Months
	Ended		Ended
	May 31, 2010	Year Ended	May 31, 2010	Year Ended
	(Unaudited)	Nov. 30, 2009	(Unaudited)	Nov. 30, 2009
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$9,872,749	$16,421,856	$2,026,331	$5,254,807
Net realized gain/(loss) on:
Investments	1,771,064	(3,181,061)	745,686	975,369
Swap contracts	130,042	—	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(240,396)	57,308,493	(742,255)	2,798,455
Swap contracts	51,988	(66,933)	—	—
Net increase in net assets resulting from operations	11,585,447	70,482,355	2,029,762	9,028,631

Distributions Paid to Shareholders:
Distributions from net investment income	(9,825,686)	(16,478,943)	(2,255,675)	(5,435,942)
Distributions from net realized gains on investments	—	—	(931,465)	(5,925,302)
Total distributions	(9,825,686)	(16,478,943)	(3,187,140)	(11,361,244)

Capital Share Transactions:
Proceeds from shares sold	72,813,797	202,742,724	21,289,974	50,455,091
Distributions reinvested	4,200,076	7,776,571	1,320,221	4,978,206
Payment for shares redeemed	(42,328,421)	(98,385,322)	(11,382,135)	(55,339,625)
Net increase in net assets
from capital share transactions	34,685,452	112,133,973	11,228,060	93,672
Total increase/(decrease) in net assets	36,445,213	166,137,385	10,070,682	(2,238,941)

Net Assets, Beginning of Period	331,489,706	165,352,321	106,097,967	108,336,908
Net Assets, End of Period	$367,934,919	$331,489,706	$116,168,649	$106,097,967
Includes Undistributed Net Investment Income of	$387,256	$340,193	$168,091	$397,435

Transactions in Shares:
Shares sold	7,514,814	23,287,567	2,138,407	5,026,570
Shares issued on reinvestment of distributions	433,639	879,814	133,261	503,611
Shares redeemed	(4,353,723)	(11,322,072)	(1,144,938)	(5,536,930)
Net increase/(decrease) in shares outstanding	3,594,730	12,845,309	1,126,730	(6,749)

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Six Months
	Ended		Year Ended Nov. 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.70		$7.76	$9.53	$9.69	$9.62	$9.94

Income From Investment Operations:
Net investment income	0.26		0.56	0.55	0.52	0.53	0.49
Net realized and unrealized gain/(loss) on
investments and swap contracts	0.04		1.95	(1.79)	(0.16)	0.06	(0.31)
Total from investment operations	0.30		2.51	(1.24)	0.36	0.59	0.18

Less Distributions:
Distributions from net investment income	(0.26)		(0.57)	(0.53)	(0.52)	(0.52)	(0.49)
Distributions from net realized gains	—		—	—	—	—	(0.01)
Total distributions	(0.26)		(0.57)	(0.53)	(0.52)	(0.52)	(0.50)

Net asset value, end of period	$9.74		$9.70	$7.76	$9.53	$9.69	$9.62

Total Return	3.18	%++	33.28%	-13.58%	3.87%	6.44%	1.75%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$367,935		$331,490	$165,352	$189,038	$75,805	$81,847
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.12	%+	0.14%	0.18%	0.19%	0.22%	0.28%
Ratio of net investment income to average net assets:
Net of expense reimbursement	5.52	%+	6.35%	6.06%	5.65%	5.49%	5.09%
Before expense reimbursement	5.40	%+	6.21%	5.88%	5.46%	5.27%	4.81%
Portfolio turnover rate	20	%++	84%	39%	226%	112%	104%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Six Months
	Ended		Year Ended Nov. 30,			February 28, 2006*
	May 31, 2010					through
	(Unaudited)		2009	2008	2007	Nov. 30, 2006
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.14		$10.35	$10.25	$10.14	$10.00

Income From Investment Operations:
Net investment income	0.18		0.49	0.59	0.51	0.34
Net realized and unrealized gain on investments	0.00	#	0.38	0.07	0.11	0.13
Total from investment operations	0.18		0.87	0.66	0.62	0.47

Less Distributions:
Distributions from net investment income	(0.20)		(0.51)	(0.56)	(0.51)	(0.33)
Distributions from net realized gains	(0.09)		(0.57)	(0.00)#	(0.00)#	—
Total distributions	(0.29)		(1.08)	(0.56)	(0.51)	(0.33)

Net asset value, end of period	$10.03		$10.14	$10.35	$10.25	$10.14

Total Return	1.85	%++	9.05%	6.64%	6.30%	4.86	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$116,169		$106,098	$108,337	$344,801	$95,795
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00	%+
Before expense reimbursement	0.19	%+	0.20%	0.19%	0.17%	0.48	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.64	%+	4.93%	5.33%	5.39%	5.46	%+
Before expense reimbursement	3.45	%+	4.73%	5.14%	5.22%	4.98	%+
Portfolio turnover rate	164	%++	108%	126%	139%	19	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2010
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Rating Group or the Baa category by Moody’s Investors Services.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006 – 2008, or expected to be taken in the Funds’ 2009 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Events Subsequent to the Fiscal Period End – The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

Management has evaluated fund related events and transactions that occurred subsequent to May 31, 2010.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Investment Companies – Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in level 1 or level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.

Short-Term Notes – Short-term notes which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2010:

BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$346,424,620	$—	$346,424,620
U.S. Government Securities	—	14,299,684	—	14,299,684
Total Fixed Income	—	360,724,304	—	360,724,304
Short-Term Investments	1,423,113	—	—	1,423,113
Total Investments in Securities	$1,423,113	$360,724,304	$—	$362,147,417
Other Financial Investments*	$—	$(14,945)	$—	$(14,945)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include credit default swaps, which are valued at the unrealized depreciation on the instrument.

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Government Agencies –
Mortgage Backed Securities	$—	$102,812,400	$—	$102,812,400
U.S. Government Securities	—	3,854,572	—	3,854,572
Total Fixed Income	—	106,666,972	—	106,666,972
Short-Term Investments	20,131,416	26,959,412	—	47,090,828
Total Investments in Securities	$20,131,416	$133,626,384	$—	$153,757,800

New Accounting Pronouncement – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser a fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.  For the six months ended May 31, 2010, the Funds incurred no investment advisory fees.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets through March 30, 2011.  This waiver may be discontinued at any time after March 30, 2011 as long as the Adviser provides shareholders of the Funds with written notice six months in advance of the discontinuance.  The Adviser may not recoup expense reimbursements in future periods.  For the six months ended May 31, 2010, the Adviser absorbed Fund expenses in the amount of $211,149 and $106,993 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the six months ended May 31, 2010, the BBB Bond Fund and the MBS Bond Fund incurred $39,917 and $22,200 in administration fees, respectively.

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended May 31, 2010, the BBB Bond Fund and the MBS Bond Fund incurred $52,401 and $25,485 in fund accounting fees, respectively and $36,980 and $8,004 in transfer agent fees (excluding transfer agency out-of-pocket expenses), respectively.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended May 31, 2010, the BBB Bond Fund and the MBS Bond Fund incurred $14,223 and $9,295 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2010, the BBB Bond Fund and the MBS Bond Fund were allocated $3,175 and $2,116 of the Chief Compliance Officer fee, respectively.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2010, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $67,959,473 and $35,305,026, respectively, for the BBB Bond Fund and $173,669,851 and $166,421,399, respectively, for the MBS Bond Fund.  Purchases and sales of U.S. government obligations for the six months ended May 31, 2010 were $39,436,697 and $34,332,012, respectively, for the BBB Bond Fund and $5,882,194 and $7,827,350, respectively, for the MBS Bond Fund.

Note 6 – Line of Credit
The BBB Bond Fund has a line of credit in the amount of $18,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2010, the BBB Bond Fund did not draw upon its line of credit.

Note 7 – Derivative Instruments
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the six months ended May 31, 2010, the MBS Bond Fund did not hold any derivative instruments.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives.  The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

BBB Bond Fund

As of May 31, 2010, the location of derivatives in the statements of assets and liabilities and the value of the derivative instruments categorized by risk exposure are as follows:

Derivative Type	Statements of Assets and Liabilities Location	Fair Value of Derivative
Credit contracts	Liabilities	$14,945

The effect of derivative instruments on the statements of operations for the six months ended May 31, 2010 is as follows:

Derivative Type	Location of Gain on Derivatives Recognized in Income	Value
Credit contracts	Net realized gain on swap contracts	$130,042
Credit contracts	Change in unrealized appreciation on swap contracts	51,988

For the six months ended May 31, 2010, the monthly average gross notional amount of the credit default swaps held in the BBB Bond Fund was $15,428,571.

Note 8 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

As of November 30, 2009, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$301,467,737	$117,984,050
Gross unrealized appreciation	25,460,203	6,202,422
Gross unrealized depreciation	(825,188)	—
Net unrealized appreciation	24,635,015	6,202,422
Undistributed ordinary income	273,260	659,251
Undistributed long-term capital gain	—	658,755
Total distributable earnings	273,260	1,318,006
Other accumulated gains/(losses)	(12,090,078)	—
Total accumulated earnings/(losses)	$12,818,197	$7,520,428

(a)The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales.

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

The tax character of distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	BBB Bond Fund		MBS Bond Fund
	May 31, 2010	Nov. 30, 2009	May 31, 2010	Nov. 30, 2009
Ordinary income	$9,825,686	$16,478,943	$2,517,777	$9,049,516
Long-term capital gains	—	—	669,363	2,311,728

For the year ended November 30, 2009, the MBS Bond Fund has designated $2,311,728 as long-term capital gain dividend, pursuant to Internal Revenue Code section 852(b)(3).

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2009, the BBB Bond Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2013	2014	2015	2016	2017	Total
BBB Bond Fund	$373,955	$1,819,397	$732,786	$6,657,303	$2,506,637	$12,090,078

Note 9 – Other Tax Information
For the year ended November 30, 2009, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2009 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

The MBS Bond Fund designated 0.40% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue section 871(k)(2)(c).

PIA Funds
Notice to Shareholders – May 31, 2010
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2009
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At a meeting held on December 10, 2009, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond Fund with the Adviser for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of September 30, 2009 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

PIA BBB Bond Fund:  The Board noted that the BBB Bond Fund’s performance was above its peer group median and averages for all relevant periods, except that the Fund’s performance was below its peer group median for the three-month total return.

PIA MBS Bond Fund:  The Board noted that the MBS Bond Fund’s performance was above its peer group median and averages for the one-year, three year and since inception total returns, although the Fund’s performance was below its peer group median and averages for the three-month and year-to-date total returns.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed, among other things, comparisons to its peer funds and separate accounts for other types of clients advised by the Adviser and all expense waivers and reimbursements.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

PIA BBB Bond Fund:  The Board noted that the Adviser does not charge management fees to the BBB Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the BBB Bond Fund.  The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

PIA MBS Bond Fund:  The Board noted that the Adviser does not charge management fees to the MBS Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the MBS Bond Fund.  The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grow.  The Board noted that since the Adviser does not charge a management fee to the Funds, such economies of scale might be realized in the form of lower operating expenses as the Funds grow in size.  The Board determined to revisit the issue of economies of scale at a later date when Fund assets had increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fee it received from the wrap programs and other advisory accounts associated with assets invested in the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond would be in the best interest of each Fund and its shareholders.

Adviser
Pacific Income Advisers, Inc
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA Moderate
Duration Bond Fund

– PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2010

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2010 for the following series of the PIA Mutual Funds for which Pacific Income Advisers (“PIA”) is the adviser: the Short-Term Securities Fund and the Moderate Duration Bond Fund.

During the 6 months ended May 31, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA Short-Term Securities Fund	0.26%
PIA Moderate Duration Bond Fund	1.93%

Economic growth continued for the third quarter in a row. First quarter reported Gross Domestic Product (GDP) was +3.0% compared to +0.1% for the year of 2009. At the same time the unemployment rate remained at the elevated level of 9.7%. Year over year change in the Consumer Price Index (CPI) for recent months was a little over 2%. The Federal Reserve maintained their Fed Funds rate at 0-25 basis points (bp) for the period. Yields on 6 month treasury bills increased 7 bp while yields on 5 and 30 year treasuries increased by 9 bp and 2 bp, respectively. These slight increases in yields included a relatively large rally in May when 5 and 30 year treasury yields declined around 30 bp mainly due to a flight to quality from equities, sovereign and high yield bond markets. Interest rate spreads over treasuries on corporate bonds increased 10 bp during the period after a volatile month of May when spreads rose close to 50 bp.

The Short-Term Securities Fund’s return was slightly higher than the benchmark index. The allocation of part of the portfolio to agencies, adjustable rate mortgage backed securities, and high grade corporate notes helped the return. Interest rate spreads over treasuries on these short maturity notes were relatively stable during the period. The benchmark index, the Bank of America Merrill Lynch 1-Year U.S. Treasury Note Index, was up 0.23% for the period.

The Moderate Duration Bond Fund’s return was slightly below the benchmark index.  The Fund maintained a shorter maturity structure for most of the period which was not as favorable as interest rates declined in May. A higher allocation to corporate securities also contributed to a lower performance as interest rate spreads over treasuries widened. The benchmark index, the Barclays Capital U.S. Aggregate Bond Index, return was a positive 2.08%.

Please take a moment to review your Fund(s)’ statement of assets and the results of operations for the six month period ended May 31. We look forward to reporting to you again with the annual report dated November 2010.

Lloyd McAdams
Chairman of the Board

Please refer to the following page for important disclosure information.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual Fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Funds may use options and futures contracts and the Moderate Duration Bond Fund may also use swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

The Moderate Duration Bond Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to market volatility than a diversified fund.

The Barclays Capital U.S. Aggregate Bond Index (The Index) is an unmanaged index presented for comparative purposes only. The Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bank of America Merrill Lynch 1-Year U.S. Treasury Note Index (The Index) is an unmanaged index presented for comparative purposes only. The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. You cannot invest directly in an index.

The consumer price index (CPI) is a measure estimating the average price of consumer goods and services purchased by households.  CPI measures a price change for a constant market basket of goods and services from one period to the next within the same area (city, region, or nation).  The CPI is determined by measuring the price of a standard group of goods meant to represent the typical market basket of a typical urban consumer.

Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2010
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/09 – 5/31/10).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.50% and 0.35% per the advisory agreements for the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund, respectively.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/09	Value 5/31/10	Period 12/1/09 – 5/31/10*
PIA Moderate Duration Bond Fund
Actual	$1,000.00	$1,019.30	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52
PIA Short-Term Securities Fund
Actual	$1,000.00	$1,002.60	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77

*
Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account values over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund are 0.50% and 0.35%, respectively.

PIA Funds
PIA MODERATE DURATION BOND FUND
Allocation of Portfolio Assets – May 31, 2010
(Unaudited)

Investments by Type
As a Percentage of Net Assets

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Allocation of Portfolio Assets – May 31, 2010
(Unaudited)

Investments by Issuer
As a Percentage of Net Assets

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2010
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 25.0%

Aerospace 0.6%
	Boeing Capital Corp.
$300,000	4.70%, due 10/27/19	$314,014

Agriculture 2.1%
	Archer-Daniels-Midland Co.
550,000	5.375%, due 9/15/35	567,735
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19	466,619
		1,034,354
Banks 2.3%
	Bank of America Corp.
325,000	5.125%, due 11/15/14	330,262
	Citigroup, Inc.
400,000	6.125%, due 11/21/17	408,563
	Wells Fargo & Co.
400,000	4.375%, due 1/31/13	419,085
		1,157,910
Beverages 0.4%
	Coca-Cola Enterprises, Inc.
200,000	4.25%, due 3/1/15	214,957

Brokers 0.6%
	Goldman Sachs Group Inc.
150,000	6.15%, due 4/1/18	153,469
	Morgan Stanley
150,000	6.625%, due 4/1/18	154,266
		307,735
Chemicals 1.4%
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18	401,500
	E.I. Du Pont De Nemours & Co.
250,000	5.75%, due 3/15/19	281,625
		683,125
Diversified Financial Services 1.7%
	General Electric Capital Corp.
450,000	2.00%, due 9/28/12 (g)	457,689
350,000	5.00%, due 1/8/16	361,660
		819,349
Electric Utilities 1.0%
	Duke Energy Carolinas
450,000	6.10%, due 6/1/37	491,300
Forest Products 0.9%
	International Paper Co.
350,000	9.375%, due 5/15/19	439,883
Insurance 1.7%
	American International Group, Inc.
500,000	4.25%, due 5/15/13	465,000
	MetLife, Inc.
350,000	5.00%, due 6/15/15	369,737
		834,737
Media 0.4%
	News America, Inc.
200,000	5.30%, 12/15/14	218,553

Medical/Drugs 3.8%
	Amgen, Inc.
600,000	6.40%, due 2/1/39	677,864
	AstraZeneca PLC
400,000	5.40%, due 9/15/12	436,827
	GlaxoSmithKline
400,000	5.65%, due 5/15/18	446,101
	Wyeth
275,000	5.45%, due 4/1/17	309,243
		1,870,035
Medical Instruments 1.3%
	Beckman Coulter, Inc.
200,000	6.00%, due 6/1/15	223,219

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Principal Amount		Value

Medical Instruments 1.3% (continued)
	Boston Scientific Corp.
$400,000	7.375%, due 1/15/40	$394,250
		617,469
Metals 0.6%
	Teck Cominco Metals Ltd.
300,000	5.375%, due 10/1/15	306,728

Mining 0.7%
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18	332,273

Oil & Gas 1.4%
	Chesapeake Energy Corp.
350,000	2.25%, due 12/15/38	255,062
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12	108,815
	Weatherford International Ltd.
300,000	6.00%, due 3/15/18	315,377
		679,254
Retail 1.9%
	CVS Caremark Corp.
300,000	5.75%, due 6/1/17	327,720
	Federated Retail Holdings Inc.
350,000	5.90%, due 12/1/16	352,625
	Target Corp.
200,000	7.00%, due 1/15/38	239,178
		919,523
Steel 0.7%
	Allegheny Technologies, Inc.
291,000	9.375%, due 6/1/19	341,340

Telecommunications 0.6%
	Sprint Capital Corp.
170,000	8.375%, due 3/15/12	175,950
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30	120,523
		296,473
Wireless Communications 0.9%
	Motorola, Inc.
400,000	5.375%, due 11/15/12	421,458
Total Corporate Bonds
(cost $11,806,045)		12,300,470

MORTGAGE-BACKED SECURITIES 31.9%

U.S. Government Agencies 31.9%
	FHLMC GOLD TBA (c)
3,600,000	5.00%, due 6/1/34	3,769,312
1,000,000	4.50%, due 6/15/40	1,020,312
	FNMA Pool
613,619	5.50%, due 4/1/36, #745418	656,281
610,873	5.50%, due 1/1/38, #952038	651,878
628,119	5.50%, due 4/1/38, #257161	670,282
1,245,505	5.50%, due 8/1/38, #889988	1,329,112
	FNMA TBA (c)
1,200,000	4.50%, due 6/1/19	1,255,687
1,000,000	4.50%, due 6/1/34	1,020,625
3,600,000	5.00%, due 6/12/38	3,768,750
	GNMA TBA (c)
1,500,000	5.50%, due 6/15/40	1,608,750
		15,750,989
Total Mortgage-Backed Securities
(cost $15,568,001)		15,750,989

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 28.3%

U.S. Government Agencies 0.8%
	FHLB
200,000	5.50%, due 7/15/36	220,865
	FHLMC
150,000	6.25%, due 7/15/32	182,816
		403,681
U.S. Treasury Bonds 2.5%
	U.S. Treasury Bond
1,175,000	4.50%, due 8/15/39	1,229,160

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Shares/
Principal Amount		Value

U.S. Treasury Notes 25.0%
	U.S. Treasury Note
$2,200,000	4.25%, due 1/15/11 (f)	$2,254,142
4,000,000	1.125%, due 6/30/11	4,029,376
1,500,000	0.75%, due 11/30/11	1,502,520
1,200,000	1.50%, due 7/15/12	1,217,906
1,500,000	3.00% due 8/31/16	1,532,696
1,750,000	3.625%, due 8/15/19	1,797,989
		12,334,629
Total U.S. Government Agencies
and Instrumentalities
(cost $13,785,396)		13,967,470

OPEN-END FUNDS 4.6%
233,740	PIA BBB Bond Fund	2,276,626
Total Open-end Funds
(cost $2,300,000)		2,276,626

RIGHTS 0.0%
1	Global Crossing North
	America, Inc. Liquidating
	Trust (a)(b) (cost $0)	—

SHORT-TERM INVESTMENTS 33.6%
56,718	AIM STIT - Treasury
	Portfolio - Institutional
	Class, 0.06% (d) (f)	56,718
6,324,399	Fidelity Institutional Money
	Market Government
	Portfolio - Class I, 0.08% (d)	6,324,399
$5,700,000	U.S. Treasury Bill, 0.22%,
	due 12/16/10 (e)	5,693,194
4,500,000	U.S. Treasury Bill, 0.29%,
	due 4/7/11 (e) (f)	4,488,957
Total Short-Term Investments
(cost $16,556,871)		16,563,268
Total Investments
(cost $60,016,313)	123.4%	60,858,823
Liabilities less Other Assets	(23.4)%	(11,528,968)
TOTAL NET ASSETS	100.0%	$49,329,855

(a)
Restricted security.  The interest in the liquidating trust was acquired through a distribution on December 9, 2003.  As of May 31, 2010, the security had a cost and value of $0 (0.0% of total net assets).

(b)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
(c)	Security purchased on a when-issued basis. As of May 31, 2010, the total cost of investments purchased on a when-issued basis was $12,359,352 or 25.1% of total net assets.
(d)	Rate shown is the 7-day yield at May 31, 2010.
(e)	Rate shown is the discount rate at May 31, 2010.
(f)	A portion of the security is segregated in connection with credit default swap contracts.
(g)	FDIC insured
FDIC – Federal Deposit Insurance Corporation
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2010
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 5.8%

Aerospace 0.1%
	Boeing Capital Corp.
$250,000	7.375%, due 9/27/10	$255,113

Banks 0.2%
	JPMorgan Chase & Co.
250,000	5.60%, due 6/1/11	259,692

Beverages 0.1%
	Coca Cola Enterprises Inc.
250,000	4.25%, due 9/15/10	252,540

Brokers 0.2%
	Goldman Sachs Group Inc.
250,000	6.875%, due 1/15/11	257,292

Capital Goods 0.1%
	Caterpillar Financial Services Corp.
250,000	4.30%, 6/1/10	250,000

Computers 0.4%
	Hewlett Packard Co.
600,000	5.25%, due 3/1/12	642,052

Diversified Financial Services 0.4%
	General Electric Capital Corp.
600,000	5.00%, due 11/15/11	629,251

Electric Utilities 0.2%
	Duke Energy Carolinas
250,000	6.25%, due 1/15/12	270,217

Medical-Drugs 1.1%
	Abbott Laboratories
250,000	5.60%, due 5/15/11	261,273
	American Home Products Corp.
500,000	6.95%, due 3/15/11	523,452
	Eli Lilly & Co.
400,000	3.55%, due 3/6/12	418,466
	Merck & Co., Inc.
250,000	5.125%, 11/15/11	263,569
	Pfizer Inc.
250,000	4.45%, 3/15/12	263,930
		1,730,690
Networking Products 0.2%
	Cisco Systems, Inc.
250,000	5.25%, due 2/22/11	257,751

Oil & Gas 1.1%
	Chevron Corp.
600,000	3.45%, due 3/3/12	626,292
	Conoco Funding Co.
785,000	6.35%, due 10/15/11	840,055
	Occidental Petroleum Corp.
250,000	6.75%, due 1/15/12	272,038
		1,738,385
Software 0.5%
	Oracle Corp.
750,000	5.00%, due 1/15/11	768,349

Retail 0.5%
	Wal-Mart Stores, Inc.
750,000	4.125%, due 2/15/11	766,700

Telecommunications 0.7%
	AT&T Wireless Services, Inc.
750,000	7.875%, due 3/1/11	787,306
	Verizon Global Funding Corp.
250,000	7.25%, due 12/1/10	257,761
		1,045,067
Total Corporate Bonds
(cost $9,008,169)		9,123,099

MORTGAGE-BACKED SECURITIES 16.6%

U.S. Government Agencies 16.6%
	FHLMC ARM Pool (a)
28,259	2.852%, due 8/1/15, #755204	29,581
23,074	2.885%, due 2/1/22, #845113	24,237
54,647	4.737%, due 10/1/22, #635206	56,771

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 16.6% (continued)
$16,570	2.925%, due 6/1/23, #845755	$17,374
13,940	2.580%, due 2/1/24, #609231	14,426
561,499	2.928%, due 1/1/25, #785726	589,639
34,768	3.563%, due 1/1/33, #1B0668	35,985
1,120,689	2.750%, due 10/1/34, #782784	1,165,867
536,652	2.927%, due 12/1/34, #1G0018	556,513
310,006	3.524%, due 4/1/36, #847671	322,563
	FNMA ARM Pool (a)
44,425	3.124%, due 7/1/25, #555206	46,242
319,404	3.848%, due 7/1/27, #424953	324,382
101,713	2.600%, due 3/1/28, #556438	105,608
150,394	4.176%, due 6/1/29, #508399	155,859
325,761	4.177%, due 4/1/30, #562912	335,768
105,957	2.718%, due 10/1/30, #670317	110,778
15,940	3.152%, due 7/1/31, #592745	16,476
114,903	3.317%, due 9/1/31, #597196	118,376
33,775	2.902%, due 11/1/31, #610547	35,240
4,393	2.500%, due 4/1/32, #629098	4,391
817,706	4.003%, due 10/1/33, #743454	847,443
2,353,200	3.000%, due 11/1/33, #755253	2,426,942
3,424,889	4.106%, due 5/1/34, #5719	3,531,603
1,067,867	3.507%, due 7/1/34, #779693	1,094,095
1,168,740	2.867%, due 10/1/34, #795136	1,192,951
972,260	2.793%, due 1/1/35, #805391	1,010,404
336,534	4.766%, due 10/1/35, #845041	350,345
598,765	5.067%, due 10/1/35, #846171	626,885
1,019,211	3.197%, due 1/1/36, #849264	1,064,172
349,625	5.868%, due 6/1/36, #872502	369,742
3,261,702	3.495%, due 1/1/37, #906389	3,389,836
1,791,656	3.346%, due 3/1/37, #907868	1,869,044
960,599	5.126%, due 8/1/37, #949772	1,006,629
467,935	5.711%, due 10/1/37, #955963	493,284
722,775	5.854%, due 11/1/37, #953653	758,650
694,275	6.207%, due 11/1/37, #948183	717,686
	FNMA Pool
8,811	11.00%, due 1/1/13, #415842	9,056
	GNMA II ARM Pool (a)
15,573	3.125%, due 11/20/21, #8871	16,007
104,017	3.125%, due 10/20/22, #8062	106,912
211,360	3.125%, due 11/20/26, #80011	217,242
49,324	3.125%, due 11/20/26, #80013	50,696
27,229	3.125%, due 12/20/26, #80021	27,987
12,897	3.375%, due 1/20/27, #80029	13,262
226,351	3.625%, due 7/20/27, #80094	233,631
315,918	3.625%, due 8/20/27, #80104	326,079
13,186	3.125%, due 10/20/27, #80122	13,553
114,303	3.375%, due 1/20/28, #80154	117,541
223,820	3.125%, due 10/20/29, #80331	230,049
48,450	3.125%, due 11/20/29, #80344	49,798
		26,227,600
Total Mortgage-Backed Securities
(cost $25,745,531)		26,227,600

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 30.6%

U.S. Government Agencies 7.0%
	FHLB
500,000	2.75%, due 6/18/10	500,598
	FHLMC
7,000,000	2.125%, due 3/23/12	7,164,808
	FNMA
3,300,000	4.375%, due 9/13/10	3,339,046
		11,004,452
U.S. Treasury Notes 23.6%
	U.S. Treasury Note
6,000,000	1.50%, due 10/31/10	6,032,346
4,500,000	1.25%, due 11/30/10	4,522,676
4,000,000	0.875%, due 3/31/11	4,016,720
3,000,000	4.875%, due 7/31/11	3,153,165
6,000,000	1.50%, due 7/15/12	6,089,532

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2010 (continued)
(Unaudited)

Principal Amount/
Shares		Value

U.S. Treasury Notes 23.6% (continued)
$8,300,000	1.375%, due 9/15/12	$8,389,482
5,000,000	1.38%, due 11/15/12	5,042,580
		37,246,501
Total U.S. Government Agencies
and Instrumentalities
(cost $47,964,749)		48,250,953

SHORT-TERM INVESTMENTS 47.6%
	FHLMC Discount Note (b)
12,000,000	0.14%, due 8/23/10	11,996,124
3,240,341	Fidelity Institutional Money
	Market Government
	Portfolio - Class I, 0.08% (c)	3,240,341
	FNMA Discount Note (b)
$8,000,000	0.28%, due 1/4/11	7,986,496
12,000,000	0.28%, due 1/18/11	11,978,436
11,000,000	0.36%, due 3/1/11	10,969,970
	U.S. Treasury Bills (b)
11,500,000	0.38%, due 6/3/10	11,499,757
3,000,000	0.20%, due 11/18/10	2,997,168
6,500,000	0.22%, due 12/16/10	6,492,239
8,000,000	0.24%, due 2/10/11	7,986,736
Total Short-Term Investments
(cost $75,102,152)		75,147,267
Total Investments
(cost $157,820,601)	100.6%	158,748,919
Liabilities less Other Assets	(0.6)%	(937,807)
TOTAL NET ASSETS	100.0%	$157,811,112

(a)	Variable rate note. Rate shown reflects the rate in effect at May 31, 2010.
(b)	Rate shown is the discount rate at May 31, 2010.
(c)	Rate shown is the 7-day yield at May 31, 2010.
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2010
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Assets:
Investments in securities, at value (cost $60,016,313 and $157,820,601, respectively)	$60,858,823	$158,748,919
Deposit of cash in segregated account	71,671	—
Receivable for securities sold	193,485	68,318
Receivable for fund shares sold	275,952	4,809,768
Interest receivable	319,869	427,157
Prepaid expenses	31,264	43,250
Total assets	61,751,064	164,097,412

Liabilities:
Payable for fund shares redeemed	31,866	1,190,133
Payable for securities purchased	12,359,351	5,042,043
Distribution fees	4,317	—
Investment advisory fees	108	21,189
Administration fees	2,502	4,523
Custody fees	1,418	2,661
Transfer agent fees and expenses	5,008	4,447
Fund accounting fees	7,025	9,465
Audit fees	8,820	8,820
Chief Compliance Officer fee	370	545
Accrued expenses	424	2,474
Total liabilities	12,421,209	6,286,300
Net Assets	$49,329,855	$157,811,112

Net Assets Consist of:
Paid-in capital	$48,513,967	$158,298,511
Undistributed net investment income/(loss)	83,807	(97,187)
Accumulated net realized loss on investments, futures contracts
closed and swap contracts	(110,429)	(1,318,530)
Net unrealized appreciation on investments	842,510	928,318
Net Assets	$49,329,855	$157,811,112

Net Asset Value, Offering Price and Redemption Price Per Share	$20.38	$10.10

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	2,420,279	15,629,617

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2010
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Investment Income:
Interest	$581,180	$858,812
Total investment income	581,180	858,812

Expenses:
Investment advisory fees (Note 4)	69,386	157,046
Distribution fees (Note 5)	23,129	—
Fund accounting fees (Note 4)	20,103	29,560
Administration fees (Note 4)	18,484	25,804
Transfer agent fees and expenses (Note 4)	16,862	27,095
Registration fees	14,806	25,244
Audit fees	8,819	8,819
Custody fees (Note 4)	4,061	8,737
Trustees’ fees	3,489	4,336
Insurance	3,367	2,331
Legal fees	3,363	3,886
Reports to shareholders	1,880	4,899
Chief Compliance Officer fee (Note 4)	1,415	2,117
Miscellaneous	2,218	3,730
Total expenses	191,382	303,604
Less: Expense waiver and reimbursement from adviser (Note 4)	(75,739)	(28,774)
Net expenses	115,643	274,830
Net investment income	465,537	583,982

Realized and Unrealized Gain/(Loss) on Investments,
Futures Contracts Closed and Swap Contracts:
Net realized gain on:
Investments	448,433	21,905
Futures contracts closed	43,650	—
Swap contracts	331,012	—

Net change in unrealized appreciation/(depreciation) on:
Investments	(443,832)	(202,019)
Swap contracts	75,017	—
Net gain/(loss) on investments, futures contracts closed and swap contracts	454,280	(180,114)
Net increase in net assets resulting from operations	$919,817	$403,868

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	Moderate
	Duration		Short-Term
	Bond Fund		Securities Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	May 31, 2010	Nov. 30,	May 31, 2010	Nov. 30,
	(Unaudited)	2009	(Unaudited)	2009
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$465,537	$852,974	$583,982	$1,785,927
Net realized gain/(loss) on:
Investments	448,433	820,599	21,905	7,294
Futures contracts closed	43,650	(63,207)	—	—
Swap contracts	331,012	540	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(443,832)	1,230,563	(202,019)	726,053
Swap contracts	75,017	(75,017)	—	—
Net increase in net assets resulting from operations	919,817	2,766,452	403,868	2,519,274

Distributions Paid to Shareholders:
Distributions from net investment income	(456,747)	(863,241)	(723,140)	(1,850,956)
Return of capital distribution	—	(50,255)	—	—
Total distributions paid to shareholders	(456,747)	(913,496)	(723,140)	(1,850,956)

Capital Share Transactions:
Proceeds from shares sold	12,968,474	29,953,610	50,033,856	143,527,849
Distributions reinvested	301,249	539,329	333,144	1,174,946
Payment for shares redeemed	(8,525,588)	(9,159,388)	(50,360,871)	(52,550,991)
Net increase in net assets from capital share transactions	4,744,135	21,333,551	6,129	92,151,804
Total increase/(decrease) in net assets	5,207,205	23,186,507	(313,143)	92,820,122

Net Assets, Beginning of Period	44,122,650	20,936,143	158,124,255	65,304,133
Net Assets, End of Period	$49,329,855	$44,122,650	$157,811,112	$158,124,255
Includes Undistributed Net Investment Income/(Loss) of	$83,807	$75,017	$(97,187)	$41,971

Transactions in Shares:
Shares sold	641,822	1,518,702	4,956,932	14,222,813
Shares issued on reinvestment of distributions	14,920	27,322	33,035	116,580
Shares redeemed	(422,100)	(462,954)	(4,990,280)	(5,203,675)
Net increase/(decrease) in shares outstanding	234,642	1,083,070	(313)	9,135,718

The accompanying notes are an integral part of these financial statements.

PIA Funds
MODERATE DURATION BOND FUND
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$20.19		$18.99	$18.94	$18.50	$18.32	$18.59

Income From Investment Operations:
Net investment income	0.20		0.52	0.69	0.84	0.82	0.68
Net realized and unrealized gain/(loss) on investments,
futures contracts closed and swap contracts	0.19		1.25	0.04	0.44	0.17	(0.25)
Total from investment operations	0.39		1.77	0.73	1.28	0.99	0.43

Less Distributions:
Distributions from net investment income	(0.20)		(0.54)	(0.68)	(0.84)	(0.81)	(0.70)
Return of capital distribution	—		(0.03)	—	—	—	—
Total distributions	(0.20)		(0.57)	(0.68)	(0.84)	(0.81)	(0.70)

Net asset value, end of period	$20.38		$20.19	$18.99	$18.94	$18.50	$18.32

Total Return	1.93	%++	9.43%	3.95%	7.10%	5.58%	2.30%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$49,330		$44,123	$20,936	$10,760	$16,126	$15,666
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.50	%+	0.50%	0.50%	0.50%	0.50%	0.50%
Before waivers and reimbursements	0.83	%+	0.94%	1.50%	1.62%	1.26%	1.28%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	2.01	%+	2.68%	3.80%	4.50%	4.44%	3.67%
Before waivers and reimbursements	1.68	%+	2.24%	2.80%	3.38%	3.68%	2.89%
Portfolio turnover rate	178	%++	474%	366%	158%	231%	287%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
SHORT-TERM SECURITIES FUND
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.12		$10.06	$10.02	$9.97	$9.96	$10.03

Income From Investment Operations:
Net investment income	0.04		0.18	0.36	0.46	0.41	0.26
Net realized and unrealized gain/(loss) on investments	(0.01)		0.06	0.04	0.06	0.03	(0.04)
Total from investment operations	0.03		0.24	0.40	0.52	0.44	0.22

Less Distributions:
Distributions from net investment income	(0.05)		(0.18)	(0.36)	(0.47)	(0.43)	(0.29)
Total distributions	(0.05)		(0.18)	(0.36)	(0.47)	(0.43)	(0.29)

Net asset value, end of period	$10.10		$10.12	$10.06	$10.02	$9.97	$9.96

Total Return	0.26	%++	2.45%	4.05%	5.40%	4.49%	2.23%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$157,811		$158,124	$65,304	$53,836	$41,165	$49,888
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.35	%+	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements	0.39	%+	0.39%	0.49%	0.59%	0.63%	0.67%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	0.75	%+	1.58%	3.56%	4.64%	4.04%	2.63%
Before waivers and reimbursements	0.71	%+	1.54%	3.42%	4.40%	3.76%	2.31%
Portfolio turnover rate	27	%++	52%	47%	55%	84%	47%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2010
(Unaudited)

Note 1 – Organization
The PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA Moderate Duration Bond Fund (the “Moderate Duration Fund”) is to maximize total return through investing in bonds while minimizing risk as compared to the market.  The investment objective of the PIA Short-Term Securities Fund (the “Short-Term Fund”) is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Moderate Duration Fund and the Short-Term Fund commenced operations on September 1, 1998 and April 22, 1994, respectively.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Futures Transactions – In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each Fund may enter into futures contracts.  Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities.  The margin required for a futures contract is set by the exchange on which the contract is traded.  Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contract is closed.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

deposit required to initiate a futures transaction.  These contracts involve market risk in excess of the amount reflected in the Funds’ statements of assets and liabilities.  Unrealized gains and losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains and losses for federal income tax purposes.

With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006 – 2008, or expected to be taken in the Funds’ 2009 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Events Subsequent to the Fiscal Period End – The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

Management has evaluated fund related events and transactions that occurred subsequent to May 31, 2010.  There were no events or transactions that occurred that materially impacted the amounts or disclosures in the Funds’ financial statements. See Note 11 for additional information.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Equity Securities – Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in level 1 or level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.

Short-Term Notes – Short-term notes which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2010:

Moderate Duration Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$12,300,470	$—	$12,300,470
Mortgage-Backed Securities	—	15,750,989	—	15,750,989
Open-End Funds	2,276,626	—	—	2,276,626
U.S. Government Securities	—	13,967,470	—	13,967,470
Total Fixed Income	—	42,018,929	—	44,295,555
Short-Term Investments	6,381,117	10,182,151	—	16,563,268
Total Investments in Securities	$8,657,743	$52,201,080	$—	$60,858,823

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

Short-Term Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$9,123,099	$—	$9,123,099
Mortgage-Backed Securities	—	26,227,600	—	26,227,600
U.S. Government Securities	—	48,250,953	—	48,250,953
Total Fixed Income	—	83,601,652	—	83,601,652
Short-Term Investments	3,240,341	71,906,926	—	75,147,267
Total Investments in Securities	$3,240,341	$155,508,578	$—	$158,748,919

New Accounting Pronouncement – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Moderate Duration Fund and the Short-Term Fund pay fees calculated at an annual rate of 0.30% and 0.20%, respectively, based upon the average daily net assets of each Fund.  For the six months ended May 31, 2010, the Moderate Duration Fund and the Short-Term Fund incurred $69,386 and $157,046 in advisory fees, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has voluntarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Moderate Duration Fund’s and the Short-Term Fund’s aggregate annual operating expenses to 0.50% and 0.35% of average daily net assets, respectively.  The Adviser will continue the expense waiver and/or reimbursement through at least March 30, 2011.  This arrangement may be discontinued at any time after March 30, 2011.  The Adviser may not recoup expense waivers and/or reimbursements in future periods.  For the six months ended May 31, 2010, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $75,739 and $28,774 for the Moderate Duration Fund and the Short-Term Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the six months ended May 31, 2010, the Moderate Duration Fund and the Short-Term Fund incurred $18,484 and $25,804 in administration fees, respectively.

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended May 31, 2010, the Moderate Duration Fund and the Short-Term Fund incurred $20,103 and $29,560 in fund accounting fees, respectively, and $14,139 and $21,630 in transfer agent fees (excluding transfer agency out-of-pocket expenses), respectively.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended May 31, 2010, the Moderate Duration Fund and the Short-Term Fund incurred $4,061 and $8,737 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2010, the Moderate Duration Fund and the Short-Term Fund were allocated $1,415 and $2,117 of the Chief Compliance Officer fee, respectively.

Note 5 – Distribution Agreement and Plan
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Moderate Duration Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.10% of the Fund’s average daily net assets.  The Short-Term Fund did not accrue 12b-1 fees during the six months ended May 31, 2010.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2010, the Moderate Duration Fund paid the Distributor $23,129.

Note 6 – Purchases and Sales of Securities
For the six months ended May 31, 2010, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $63,734,983 and $56,812,877, respectively, for the Moderate Duration Fund and $15,112,840 and $8,952,712, respectively, for the Short-Term Fund.  Purchases and sales of U.S. government obligations for the six months ended May 31, 2010 were $16,534,768 and $22,369,878, respectively, for the Moderate Duration Fund and $5,038,494 and $11,509,365, respectively, for the Short-Term Fund.

Note 7 – Derivative Instruments
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the six months ended May 31, 2010, the Short-Term Fund did not hold any derivative instruments.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives.  The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Moderate Duration Fund

The effect of derivative instruments on the statements of operations for the six months ended May 31, 2010 is as follows:

Derivative Type	Location of Gain on Derivatives Recognized in Income	Value
Interest rate contracts	Net realized gain on futures contracts closed	$43,650
Credit contracts	Net realized gain on swap contracts	331,012
Credit contracts	Change in unrealized appreciation on swap contracts	75,017

For the six months ended May 31, 2010, the monthly average gross notional amount of the credit default swaps held in the Moderate Duration Fund was $3,606,000.  The Moderate Duration Fund did not hold derivative instruments at May 31, 2010.

Note 8 – Lines of Credit
The Moderate Duration Fund and the Short-Term Fund have lines of credit in the amount of $7,590,000 and $24,200,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  The Funds did not draw upon their lines of credit during the six months ended May 31, 2010.

Note 9 – Federal Income Tax Information
Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	Moderate Duration Fund		Short-Term Fund
	May 31, 2010	Nov. 30, 2009	May 31, 2010	Nov. 30, 2009
Ordinary income	$456,747	$863,241	$723,140	$1,850,956
Return of capital	—	50,255	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

PIA Funds
Notes to Financial Statements – May 31, 2010 (continued)
(Unaudited)

As of November 30, 2009, the Funds’ most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Moderate Duration Fund	Short-Term Fund
Cost of investments (a)	$50,989,650	$155,733,995
Gross unrealized appreciation	1,286,342	1,130,337
Gross unrealized depreciation	(81,571)	—
Net unrealized appreciation	1,204,771	1,130,337
Undistributed ordinary income	—	41,971
Undistributed long-term capital gains	—	—
Total distributable earnings	—	41,971
Other accumulated gains/(losses)	(851,953)	(1,340,435)
Total accumulated earnings/(losses)	$352,818	$(168,127)

(a)  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales.

The Moderate Duration Fund and the Short-Term Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2011	2012	2013	2014	2015	2016	Total
Moderate Duration Fund	—	$690,793	—	$161,160	—	—	$ 851,953
Short-Term Fund	$523,330	326,612	$183,103	218,276	$43,801	$45,313	1,340,435

Note 10 – Other Tax Information
For the year ended November 30, 2009, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2009 is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Note 11 – Subsequent Event
The Investor Class of the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund has been redesignated as the Advisor Class, effective July 31, 2010.

PIA Funds
Notice to Shareholders – May 31, 2010
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2009
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 10, 2009, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund with the Adviser for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory .

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of September 30, 2009 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

PIA Moderate Duration Bond Fund:  The Board noted that the Moderate Duration Bond Fund’s performance was above its peer group median and averages for the three-year, five-year and ten-year total returns, although the Fund’s performance was below its peer group median and averages for the three-month, year-to-date and one-year total returns.

PIA Short-Term Securities Fund:  The Board noted that the Short-Term Securities Fund’s performance was above its peer group median and averages for the one-year, three-year, five-year and ten-year total returns, although the Fund’s performance was below its peer group median and averages for the three-month and year-to-date total returns.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Adviser, all expense waivers and reimbursements, as well as information regarding fee offsets for separate accounts invested in by the Fund.

PIA Moderate Duration Bond Fund:  The Board noted that the Adviser had voluntarily agreed to maintain an expense limitation for the Moderate Duration Bond Fund of 0.50%.  Additionally, the Board noted that the Fund’s total expense ratio and contractual advisory fee were below its peer group median and average, and the contractual advisory fee was in line with the fees charged by the Adviser to its other investment management clients.

PIA Short-Term Securities Fund:  The Board noted that the Adviser had voluntarily agreed to maintain an expense limitation for the Short-Term Securities Fund of 0.35%.  Additionally, the Board noted that the Fund’s total expense ratio and contractual advisory fee were below its peer group median and average, and the contractual advisory fee was less than the fees charged by the Adviser to its other investment management clients at certain asset levels.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grow.  In this regard, the Board noted that the Adviser has voluntarily agreed to reduce its advisory fees or pay for Fund expenses so that the Funds do not exceed a specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees on the Moderate Duration Bond Fund.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had sufficient resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund would be in the best interest of each Fund and its shareholders.

Adviser
Pacific Income Advisers, Inc
1299 Ocean Avenue, Suite 210
Santa Monica, CA 90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/Douglas G. Hess
    Douglas G. Hess, President

Date          7/30/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
     Douglas G. Hess, President

Date          7/30/10

By (Signature and Title)*   /s/ Cheryl L. King
     Cheryl L. King, Treasurer

Date          7/30/10

* Print the name and title of each signing officer under his or her signature.